Consolidated Statements of Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
REVENUES (Notes 6 and 22):
Network services	¥ 92,995,836	¥ 79,295,564	¥ 69,005,601
Systems integration	57,748,693	54,188,346	48,237,458
Equipment sales	2,994,449	3,275,220	2,166,928
ATM operation business	4,050,081	3,888,878	3,640,128
Total revenues	157,789,059	140,648,008	123,050,115
COSTS AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	76,386,849	64,239,600	54,932,285
Cost of systems integration	50,992,480	46,225,629	41,561,621
Cost of equipment sales	2,735,169	2,968,711	1,932,180
Cost of ATM operation business	2,427,870	2,558,883	2,551,437
Total costs	132,542,368	115,992,823	100,977,523
Sales and marketing (Note 21)	11,431,467	10,588,887	9,188,425
General and administrative (Note 2, 7 and 8)	8,214,598	7,470,746	7,367,600
Research and development	466,319	455,198	441,329
Total costs and expenses	152,654,752	134,507,654	117,974,877
OPERATING INCOME	5,134,307	6,140,354	5,075,238
OTHER INCOME (EXPENSES):
Dividend income	117,567	93,054	63,143
Interest income	35,259	27,587	23,111
Interest expense	(303,685)	(241,057)	(238,260)
Foreign exchange loss, net	(45,116)	(71,270)	(5,045)
Net gain on sales of other investments (Note 4)	216,646	23,765	41,251
Loss on sales of an investment in equity method investee	(12,070)
Impairment of other investments (Note 4)	(30,554)	(14,729)	(29,117)
Other—net	314,806	235,630	208,671
Other income—net	292,853	52,980	63,754
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	5,427,160	6,193,334	5,138,992
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	5,427,160	6,193,334	5,138,992
INCOME TAX EXPENSE (Note 12)	2,224,880	2,183,531	1,896,865
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	129,791	180,219	154,626
NET INCOME	3,332,071	4,190,022	3,396,753
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(165,561)	(151,740)	(74,672)
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 3,166,510	¥ 4,038,282	¥ 3,322,081
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding (in shares)	45,652,981	45,950,098	45,942,291
Diluted weighted-average number of common shares outstanding (in shares)	45,772,470	46,043,383	46,014,737
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in JPY per share)	¥ 69.36	¥ 87.88	¥ 72.31
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in JPY per share)	¥ 69.18	¥ 87.71	¥ 72.20
Internet Connectivity Services, Enterprise [Member]
REVENUES (Notes 6 and 22):
Network services	¥ 22,633,739	¥ 17,597,343	¥ 16,349,785
Internet Connectivity Services, Consumer [Member]
REVENUES (Notes 6 and 22):
Network services	21,734,968	15,255,596	8,222,015
WAN Services [Member]
REVENUES (Notes 6 and 22):
Network services	26,459,697	25,176,730	24,325,951
Outsourcing Services [Member]
REVENUES (Notes 6 and 22):
Network services	22,167,432	21,265,895	20,107,850
Systems Construction [Member]
REVENUES (Notes 6 and 22):
Systems integration	22,625,753	21,144,677	20,437,326
Systems Operation and Maintenance [Member]
REVENUES (Notes 6 and 22):
Systems integration	¥ 35,122,940	¥ 33,043,669	¥ 27,800,132